COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Royalties percentage	16.00%
Contingency liability	$ 2,500	$ 2,400
Royalty interest rate description	The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus annual interest, as such term is defined under the IIA’s rules and guidelines.
Contingent research and development	$ 0	20	$ 100
Royalty expenses	20	100	100
Payments for fund	900
Collaborative assets acquisition		300	500
Sales and marketing expenses	$ 0	$ 300	$ 200
Minimum [Member]
Loss Contingencies [Line Items]
Payment of royalty percentage sales	1.50%
Maximum [Member]
Loss Contingencies [Line Items]
Payment of royalty percentage sales	2.00%
BIRD Foundation [Member]
Loss Contingencies [Line Items]
Development costs	50.00%
Royalty interest rate description	The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027.